Share Capital	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share Capital

13.	Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

Common shares issued and outstanding as at December 31, 2024 and June 30, 2024 are as follows:

	Number of common
	shares	Amount
	#	$
Balance, June 30, 2023	18,185,810	40,570,773
Shares issued on private placement financing	2,133,979	7,707,292
Flow-through premium	—	(3,637,149)
Share issue costs	—	(355,016)
Shares issued per agreements	3,886,276	3,934,189
Shares issued per option agreements	1,500,000	1,728,380
Shares issued on vested RSUs	60,000	179,505
Balance, June 30, 2024	25,766,065	50,127,974
Shares issued on equity issuances	47,628,955	34,941,250
Share issue costs	—	(8,931,771)
Shares issued per agreements	1,000,000	308,924
Shares issued per option agreements	2,024,496	1,490,860
Balance, December 31, 2024	76,419,516	77,937,237

Share capital transactions for the year ended June 30, 2024

On September 21, 2023, the Company closed its best-efforts flow-through financing through the issuance of 2,133,979 common shares at a price of $3.6117 (USD $2.67) per common share, for gross proceeds of $7,707,292 (USD $5,697,710) (the “Offering”). In connection with the Offering, the Company issued 86,000 Agents’ Warrants at USD $2.67 per share with an expiry of five years and paid fees and expenses to various agents in the amount of $215,377.

On September 21, 2023, the Company also issued 21,276 common shares to a third-party pursuant to a letter agreement between the parties. These common shares were valued at $40,457, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

On October 20, 2023, the Company issued 40,000 common shares to a third-party pursuant to a marketing agreement. These common shares were valued at $51,986, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

On February 8, 2024, the Company issued 500,000 common shares in connection with the Muskrat Dam Project option agreement. These common shares were valued at $733,615 based on the Company’s 30-day-volume-weighted-adjusted share price on the date of issuance.

On February 14, 2024, the Company issued 60,000 common shares upon the vesting of restricted share units valued at $179,505.

On February 20, 2024, the Company issued 325,000 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $426,155 based on the Company’s closing share price on the date of issuance.

On June 21, 2024, the Company issued 1,000,000 common shares pursuant to an agreement for the acquisition of the Black Lake Uranium Project. These common shares were valued at $994,765 based on the Company’s closing share price on the date of issuance.

On June 28, 2024, the Company issued 3,500,000 common shares in consideration for the amendment and termination of the Muskrat Dam Option Agreement. These common shares were valued at $3,415,591 based on the Company’s closing share price on the date of issuance.

Share capital transactions for the six months ended December 31, 2024

On August 7, 2024, the Company issued 2,024,496 common shares in connection with the acquisition of the First Stage Interest with respect to the Engo Valley Uranium Project. These common shares were valued at $1,490,860 based on the Company’s closing share price on the date of issuance.

On August 22, 2024, the Company entered into an ATM Sales Agreement, as amended on October 18, 2024, with ThinkEquity LLC (the “Agent”), as sales agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$2,900,000 of common shares of the Company. During the six months ended December 31, 2024, the Company has sold 13,128,955 common shares for gross proceeds of $4,081,551 (USD $2,897,622).

On November 18, 2024, the Company issued 1,000,000 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $308,924 based on the Company’s closing share price on the date of issuance.

On December 20, 2024, the Company issued 15,750,000 common shares at a price of USD $0.41 per share in a best-efforts public offering, for gross proceeds of $9,276,199 (USD $6,457,500).

On December 31, 2024, the Company issued 18,750,000 common shares at a price of USD $0.80 per share in a best-efforts public offering, for gross proceeds of $21,583,500 (USD $15,000,000).

In connection with the equity financings above, the Company paid fees and expenses for marketing, commissions, and professional services in the amount of $8,931,771.